Capitalized Software Development Costs (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Capitalized Computer Software, Period Increase (Decrease)	$ 0	$ 148	$ 242	$ 300
Capitalized Computer Software, Amortization	45	23	150	123
Amortization Expense For Capitalized Software Costs Next Twelve Months			181
Amortization Expense For Capitalized Software Costs Next One Year			169
Amortization Expense For Capitalized Software Costs Next Two Year			43
Research and Development Asset Acquired Other than Through Business Combination, Written-off			$ 2,339